Income Taxes - Deferred income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	R$ 236,903	R$ 156,748
Profit or loss	81,183	65,057
Business combination	3,137	15,098
Deferred tax asset (liabilities), ending balance	321,223	236,903
Additional disclosures
Deferred tax assets	321,223	236,903	R$ 156,748
Unrecognized deferred income tax assets	R$ 4,387	1,489
Maximum
Additional disclosures
Maximum percentage of compensation limited to annual taxable income	30.00%
Deferred tax assets
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	R$ 263,813	181,858
Profit or loss	117,409	66,857
Business combination	3,137	15,098
Deferred tax asset (liabilities), ending balance	384,359	263,813
Deferred tax assets, Tax losses carryforward
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	64,764	16,283
Profit or loss	39,565	48,481
Deferred tax asset (liabilities), ending balance	104,329	64,764
Deferred tax assets, Financial instruments from acquisition of interests
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	117,393	106,729
Profit or loss	57,198	10,664
Deferred tax asset (liabilities), ending balance	174,591	117,393
Deferred tax assets, Other temporary differences
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	46,815	29,325
Profit or loss	14,917	2,392
Business combination	3,137	15,098
Deferred tax asset (liabilities), ending balance	64,869	46,815
Deferred tax assets, Share base compensation
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	6,473	7,960
Profit or loss	3,904	(1,487)
Deferred tax asset (liabilities), ending balance	10,377	6,473
Deferred tax assets, Tax benefit from tax deductible goodwill
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	11,547	14,888
Profit or loss	(3,515)	(3,341)
Deferred tax asset (liabilities), ending balance	8,032	11,547
Deferred tax assets, Amortization of intangible assets
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	16,821	6,673
Profit or loss	5,340	10,148
Deferred tax asset (liabilities), ending balance	22,161	16,821
Deferred tax liabilities
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(26,910)	(25,110)
Profit or loss	(36,226)	(1,800)
Deferred tax asset (liabilities), ending balance	(63,136)	(26,910)
Deferred tax liabilities, Financial instruments from acquisition of interests
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(9,231)	(23,873)
Profit or loss		14,642
Deferred tax asset (liabilities), ending balance	(9,231)	(9,231)
Deferred tax liabilities, Tax benefit from tax deductible goodwill
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(15,678)
Profit or loss	(38,219)	(15,678)
Deferred tax asset (liabilities), ending balance	(53,897)	(15,678)
Deferred tax liabilities, Other temporary differences
Changes in the deferred tax assets and liabilities
Deferred tax asset (liabilities), beginning balance	(2,001)	(1,237)
Profit or loss	1,993	(764)
Deferred tax asset (liabilities), ending balance	R$ (8)	R$ (2,001)